UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2016 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Banks - 4.0%
Bank of America	559,340		8,753,671
Citizens Financial Group	232,010		5,732,967
Wells Fargo & Co.	100,360		4,443,941
			18,930,579
Capital Goods - 9.7%
3M	30,300		5,339,769
Eaton	98,910		6,499,376
General Electric	167,290		4,955,130
Honeywell International	67,841		7,909,582
Illinois Tool Works	71,723		8,595,284
Ingersoll-Rand	109,910		7,467,285
United Technologies	52,912		5,375,859
			46,142,285
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	108,006		5,686,516
Consumer Services - 2.4%
Panera Bread, Cl. A	23,786	[a,b]	4,631,610
Yum! Brands	72,590		6,591,898
			11,223,508
Diversified Financials - 7.6%
Ally Financial	214,480		4,175,926
Capital One Financial	85,930		6,172,352
Charles Schwab	213,960		6,754,717
Intercontinental Exchange	25,010		6,736,694
Invesco	240,836		7,530,942
Voya Financial	173,800		5,008,916
			36,379,547
Energy - 8.7%
Chevron	45,373		4,669,789
Exxon Mobil	53,350		4,656,388
Halliburton	95,440		4,283,347
Marathon Petroleum	125,750		5,104,193
Nabors Industries	356,710		4,337,594
Pioneer Natural Resources	18,178		3,374,746
Schlumberger	57,310		4,506,858

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Energy - 8.7% (continued)
Valero Energy	120,360		6,379,080
Williams	132,510		4,072,032
			41,384,027
Food & Staples Retailing - .7%
Costco Wholesale	22,020		3,358,270
Food, Beverage & Tobacco - 6.9%
Constellation Brands, Cl. A	31,926		5,315,360
Mondelez International, Cl. A	93,620		4,109,918
Monster Beverage	40,599	[b]	5,960,339
PepsiCo	81,210		8,833,212
Philip Morris International	88,906		8,643,441
			32,862,270
Health Care Equipment & Services - 4.8%
Abbott Laboratories	81,640		3,452,556
Aetna	35,040		4,045,368
UnitedHealth Group	45,885		6,423,900
Universal Health Services, Cl. B	31,324		3,859,743
Zimmer Biomet Holdings	37,785		4,912,806
			22,694,373
Household & Personal Products - 1.7%
Procter & Gamble	89,595		8,041,151
Insurance - 1.0%
Hartford Financial Services Group	105,690		4,525,646
Materials - 3.0%
Celanese, Ser. A	74,220		4,940,083
Dow Chemical	102,710		5,323,459
Nucor	79,160		3,914,462
			14,178,004
Media - 3.4%
Comcast, Cl. A	73,350		4,866,039
Time Warner	101,940		8,115,443
Walt Disney	34,973		3,247,593
			16,229,075
Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
Agilent Technologies	112,560		5,300,450
Allergan	20,104	[b]	4,630,152
Amgen	15,929		2,657,117
Biogen	10,896	[b]	3,410,775
BioMarin Pharmaceutical	20,983	[b]	1,941,347
Bristol-Myers Squibb	69,270		3,735,038

Common Stocks - 99.3% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.9% (continued)
Celgene	28,067	[b]	2,933,844
Eli Lilly & Co.	56,550		4,538,703
Johnson & Johnson	56,779		6,707,303
Merck & Co.	99,220		6,192,320
Pfizer	147,740		5,003,954
			47,051,003
Real Estate - 1.3%
American Tower	53,782	[c]	6,095,114
Retailing - 4.4%
Amazon.com	17,270	[b]	14,460,344
Home Depot	52,171		6,713,364
			21,173,708
Semiconductors & Semiconductor Equipment - 8.2%
Broadcom	62,893		10,850,300
Intel	195,680		7,386,920
NXP Semiconductors	102,590	[b]	10,465,206
QUALCOMM	94,280		6,458,180
Taiwan Semiconductor Manufacturing, ADR	133,480		4,083,153
			39,243,759
Software & Services - 13.5%
Accenture, Cl. A	31,332		3,827,830
Adobe Systems	66,662	[b]	7,235,493
Alphabet, Cl. A	23,817	[b]	19,150,297
Cognizant Technology Solutions, Cl. A	25,570	[b]	1,219,945
Facebook, Cl. A	113,672	[b]	14,580,707
Microsoft	64,330		3,705,408
salesforce.com	108,470	[b]	7,737,165
Visa, Cl. A	82,060		6,786,362
			64,243,207
Technology Hardware & Equipment - 2.2%
Apple	60,581		6,848,682
Palo Alto Networks	23,923	[a,b]	3,811,652
			10,660,334
Telecommunication Services - 2.2%
AT&T	194,620		7,903,518
Verizon Communications	46,420		2,412,912
			10,316,430
Utilities - 2.5%
Dominion Resources	59,840		4,444,317
Dynegy	318,990	[a,b]	3,952,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares	Value ($)
Utilities - 2.5% (continued)
Exelon	109,050	3,630,275
		12,026,878
Total Common Stocks (cost $380,881,052)		472,445,684
Other Investment - .5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,661,506)	2,661,506 [d]	2,661,506
Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $5,354,529)	5,354,529 [d]	5,354,529
Total Investments (cost $388,897,087)	100.9%	480,461,719
Liabilities, Less Cash and Receivables	(.9%)	(4,507,146)
Net Assets	100.0%	475,954,573
ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $5,566,761 and the value of the collateral held by the fund was $5,611,471, consisting of cash collateral of $5,354,529 and U.S. Government & Agency securities valued at $256,942.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.5
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Capital Goods	9.7
Energy	8.7
Semiconductors & Semiconductor Equipment	8.2
Diversified Financials	7.6
Food, Beverage & Tobacco	6.9
Health Care Equipment & Services	4.8
Retailing	4.4
Banks	4.0
Media	3.4
Materials	3.0
Utilities	2.5
Consumer Services	2.4
Technology Hardware & Equipment	2.2
Telecommunication Services	2.2
Household & Personal Products	1.7
Money Market Investments	1.6
Real Estate	1.3
Consumer Durables & Apparel	1.2
Insurance	1.0
Food & Staples Retailing	.7
100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	447,047,025	-	-	447,047,025
Equity Securities—
Foreign Common
Stocks†	25,398,659	-	-	25,398,659
Mutual Funds	8,016,035	-	-	8,016,035

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $91,564,632, consisting of $97,076,572 gross unrealized appreciation and $5,511,940 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2016 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Capital Goods - 11.4%
3M	3,904		688,002
Boeing	4,625		609,298
Honeywell International	8,129		947,760
Illinois Tool Works	6,106		731,743
Ingersoll-Rand	11,970		813,242
Lockheed Martin	1,915		459,064
United Technologies	4,503		457,505
			4,706,614
Consumer Durables & Apparel - 1.8%
NIKE, Cl. B	13,950		734,467
Consumer Services - 3.7%
Panera Bread, Cl. A	2,424	[a]	472,001
Starbucks	5,088		275,464
Yum! Brands	8,653		785,779
			1,533,244
Diversified Financials - 2.3%
Charles Schwab	11,207		353,805
Intercontinental Exchange	1,087		292,794
Invesco	10,314		322,519
			969,118
Energy - 1.5%
Anadarko Petroleum	5,732		363,180
PBF Energy, Cl. A	10,692	[b]	242,067
			605,247
Food & Staples Retailing - 1.2%
Costco Wholesale	3,158		481,627
Food, Beverage & Tobacco - 8.7%
Altria Group	7,346		464,488
Constellation Brands, Cl. A	4,630		770,849
Monster Beverage	3,463	[a]	508,403
PepsiCo	8,602		935,640
Philip Morris International	9,397		913,576
			3,592,956
Health Care Equipment & Services - 3.4%
Edwards Lifesciences	2,488	[a]	299,953

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Health Care Equipment & Services - 3.4% (continued)
UnitedHealth Group	4,987		698,180
Zimmer Biomet Holdings	2,986		388,240
			1,386,373
Household & Personal Products - .9%
Kimberly-Clark	3,134		395,323
Insurance - 1.0%
Arthur J. Gallagher & Co.	8,128		413,471
Materials - 3.3%
Celanese, Ser. A	6,247		415,800
Dow Chemical	9,098		471,549
Nucor	9,286		459,193
			1,346,542
Media - 4.1%
Comcast, Cl. A	10,029		665,324
Time Warner	8,148		648,662
Walt Disney	4,213		391,219
			1,705,205
Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
Agilent Technologies	7,614		358,543
Alexion Pharmaceuticals	1,463	[a]	179,276
Allergan	2,484	[a]	572,090
Amgen	2,246		374,655
Biogen	1,132	[a]	354,350
BioMarin Pharmaceutical	3,556	[a]	329,001
Bristol-Myers Squibb	9,524		513,534
Celgene	4,053	[a]	423,660
Eli Lilly & Co.	6,682		536,297
Gilead Sciences	7,369		583,035
Incyte	2,840	[a]	267,784
Merck & Co.	4,732		295,324
			4,787,549
Real Estate - 1.0%
Kimco Realty	14,821	[c]	429,068
Retailing - 9.0%
Advance Auto Parts	2,200		328,064
Amazon.com	2,295	[a]	1,921,626
Lowe's	8,614		622,017
Macy's	10,118		374,872
The TJX Companies	4,792		358,346

Common Stocks - 99.6% (continued)	Shares		Value ($)
Retailing - 9.0% (continued)
TripAdvisor	1,782	[a,b]	112,587
			3,717,512
Semiconductors & Semiconductor Equipment - 8.3%
Broadcom	4,780		824,646
Micron Technology	29,909	[a]	531,782
NVIDIA	7,474	[b]	512,118
NXP Semiconductors	6,952	[a]	709,174
QUALCOMM	6,544		448,264
Taiwan Semiconductor Manufacturing, ADR	12,584		384,945
			3,410,929
Software & Services - 19.2%
Accenture, Cl. A	4,100		500,897
Adobe Systems	6,112	[a]	663,396
Alphabet, Cl. A	3,179	[a]	2,556,107
Cognizant Technology Solutions, Cl. A	2,230	[a]	106,393
Facebook, Cl. A	12,550	[a]	1,609,788
Microsoft	13,346		768,730
salesforce.com	8,880	[a]	633,410
Splunk	6,940	[a]	407,239
Visa, Cl. A	8,296		686,079
			7,932,039
Technology Hardware & Equipment - 5.3%
Apple	16,646		1,881,830
Palo Alto Networks	1,963	[a,b]	312,765
			2,194,595
Telecommunication Services - 1.9%
AT&T	12,672		514,610
Verizon Communications	4,900		254,702
			769,312
Total Common Stocks (cost $29,479,726)			41,111,191
Other Investment - .5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $185,777)	185,777	[d]	185,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $387,385)	387,385 [d]	387,385
Total Investments (cost $30,052,888)	101.0%	41,684,353
Liabilities, Less Cash and Receivables	(1.0%)	(408,920)
Net Assets	100.0%	41,275,433
ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $1,171,211 and the value of the collateral held by the fund was $1,172,324, consisting of cash collateral of $387,385 and U.S. Government & Agency securities valued at $784,939.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	19.2
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Capital Goods	11.4
Retailing	9.0
Food, Beverage & Tobacco	8.7
Semiconductors & Semiconductor Equipment	8.3
Technology Hardware & Equipment	5.3
Media	4.1
Consumer Services	3.7
Health Care Equipment & Services	3.4
Materials	3.3
Diversified Financials	2.3
Telecommunication Services	1.9
Consumer Durables & Apparel	1.8
Energy	1.5
Money Market Investments	1.4
Food & Staples Retailing	1.2
Insurance	1.0
Real Estate	1.0
Household & Personal Products	.9
101.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	39,192,426	-	-	39,192,426
Equity Securities—
Foreign Common
Stocks†	1,918,765	-	-	1,918,765
Mutual Funds	573,162	-	-	573,162

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $11,631,465, consisting of $11,897,693 gross unrealized appreciation and $266,228 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)